Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	Mar. 28, 2013	May 14, 2012	Apr. 02, 2012	Dec. 14, 2011
Acquisition of net assets
Oil and natural gas properties, net	$ 192,280	$ 31,716	$ 15,164	$ 399,967
Accounts receivables		612
Short-term derivative instruments, net	1,206	1,017	715	15,779
Long-term derivative instruments, net	3,528	1,337	674	10,772
Asset retirement obligations	(2,753)	(43)	(466)	(13,560)
Credit facilities - predecessor	(89,300)			(198,267)
Accrued liabilities		(70)	(17)	(1,650)
Net assets	$ 106,674	$ 34,569	$ 16,070	$ 213,041